Disclosures About Fair Value of Financial Instruments (Details Textual) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Disclosures About Fair Value of Financial Instruments (Textual) [Abstract]
Valuation allowance	$ 6.9	$ 9.0